FAIR VALUE OF FINANCIAL INSTRUMENTS - Other Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Current	$ 5,670	$ 7,565
Non-current	22,654	19,334
Total	$ 28,324	$ 26,899